LONG-TERM DEBT - Summary of long-term debt - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Aug. 09, 2016
Debt Instrument [Line Items]
Long-term debt	$ 894,761	$ 646,688
Less: Unamortized deferred financing costs	(11,063)	(7,147)
Less: Current portion	(122,884)	(97,315)
Long-term debt, net of deferred financing costs	760,814	542,226
$360 Facility
Debt Instrument [Line Items]
Long-term debt	341,250	0
$460 Facility
Debt Instrument [Line Items]
Long-term debt	262,248	315,368
$235 Facility
Debt Instrument [Line Items]
Long-term debt	180,231	186,923
$75 Facility
Debt Instrument [Line Items]
Long-term debt	58,125	61,875
$66 Facility
Debt Instrument [Line Items]
Long-term debt	52,907	56,199	$ 66,000
$30 LOC
Debt Instrument [Line Items]
Long-term debt	0	20,323
$20 LOC
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 6,000